Borrowings - Summary of Borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Borrowings [abstract]
Credit loans due within one year - Short term bank loan	¥ 1,550,000	¥ 1,559,800
Credit loans due over one year but within three years - Long-term borrowing from a related party (note 32(c))	700,000	700,000
Borrowings	¥ 2,250,000	¥ 2,259,800